Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of events after reporting period [Abstract]
Subsequent Events	Subsequent EventsBetween January 1, 2023 and March 2, 2023, we issued 1,499,044 shares for gross proceeds of US$2,570 through our June 2022 ATM equity distribution agreement.